Lease Receivables (Future Minimum Lease Payments to be Received Under Financing Leases for Future Years) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases [Abstract]
2019	¥ 14,908
2020	12,607
2021	6,900
2022	4,353
2023	2,063
2024 and thereafter	342
Total	¥ 41,173